Related party transactions - Key management remuneration (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) payment	Jun. 30, 2024 USD ($)
Related party transactions [abstract]
Short-term employee benefits	$ 7,757,000	$ 19,660,000
Share-based compensation	21,267,000	15,859,000
Total	$ 29,024,000	$ 35,519,000
Post employment benefits, number of payments | payment	1
Post employment benefits, number of months of salary paid	2 months
Material post employment benefits for executive offices and directors	$ 0